LEASES (Details Narrative)																	1 Months Ended			3 Months Ended						6 Months Ended			9 Months Ended		12 Months Ended
		Apr. 15, 2022 USD ($)	Apr. 01, 2022 USD ($)	Jan. 01, 2021 USD ($) Facility	Aug. 27, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jan. 11, 2019 USD ($)	Jan. 03, 2019 USD ($)	Dec. 01, 2018 Bed	Nov. 30, 2018 USD ($) Facility	Apr. 24, 2018 Facility	Jun. 18, 2017	May 01, 2017 USD ($)	Apr. 06, 2017 USD ($)	Aug. 01, 2015 USD ($)	May 31, 2022 USD ($)	May 31, 2022 USD ($)	Jan. 31, 2015 Facility	Sep. 30, 2022 USD ($) Facility Integer	Jun. 30, 2022 USD ($) Facility Bed	Mar. 31, 2022 USD ($) Facility Bed	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) Facility Bed	Mar. 31, 2022 USD ($) Facility Bed	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Facility Integer	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Facility Bed Installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 02, 2022 Facility	Dec. 14, 2021 Agreement	Aug. 26, 2020 USD ($)	Apr. 05, 2020 USD ($)	Jun. 27, 2018 Bed	Dec. 31, 2017 USD ($)	Jul. 01, 2016
Number of SNFs under non-cancelable operating leases | Facility																						9				9			9		9
Number of facilities leased to the company | Facility																															9
Number of leased or subleased facilities | Facility																															20
Operating leases number of skilled nursing facilities sub leased | Facility																															8
Lessor, operating lease, number of optional extensions										All Subleases are for an initial term of 10 years, with renewal options
Number of facilities | Facility																															24
Estimated allowance on debt recovery																															$ 200,000
Rent collected																				$ 6,810,000	$ 5,082,000	$ 4,221,000				$ 5,082,000	$ 4,221,000		$ 6,810,000		2,322,000	$ 3,481,000
Provision for doubtful accounts																				$ 1,515,000	$ 466,000	$ 1,761,000	$ (1,000)	$ 37,000	$ 40,000	$ 2,227,000		$ 77,000	$ 3,742,000	$ 76,000	$ 256,000	925,000
Lease initial term										10 years
Number of SNFs operated by third party tenants | Facility																						8				4			5
Number of owned facilities, Lessor | Facility																						11				11			10
Number of owned facilities | Facility																						12				12			12
Number of owned facilities, Sub lessor | Facility																						8				8			4
Number of owned facilities, Self operated | Facility																						1				1
Weighted average remaining lease term, Facilities lessor																						4 years 10 months 24 days				5 years 4 months 24 days			5 years 146 days
Number of sublease agreements executed, leased by company																				5									5		8
Lumber City Management Agreement [Member]
Transition date																		May 01, 2022
Property Management Fee Percent Fee Description																		(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue
Management fee																		$ 22,000
La Grange Management Agreement [Member]
Transition date																		May 01, 2022
Property Management Fee Percent Fee Description																		(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.				(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue
Management fee																		$ 25,000
Subsequent Event [Member] | Lumber City Management Agreement [Member]
Property Management Fee Percent Fee Description																	(i) for months 1 through 6 of the term, a management fee of $22,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.
Management fee																	$ 22,000
Subsequent Event [Member] | La Grange Management Agreement [Member]
Property Management Fee Percent Fee Description																	(i) for months 1 through 6 of the term, a management fee of $25,000 per month; and (ii) for months 7 and after of the term, a management fee equal to 5% of net revenue.
Management fee																	$ 25,000
Meadowood [Member]
Percentage of anticipated annual revenue																															3.00%
Minimum [Member]
Operating lease, escalation percentage, initial term, percentage																															1.00%				1.00%
Minimum [Member] | Meadowood [Member]
Cash outflow limit upon condition																															$ 500,000
Maximum [Member]
Operating lease, escalation percentage, initial term, percentage																															3.00%				3.00%
Aspire [Member]
Number of subleased facilities | Facility											5
Operating lease indemnification liability											$ 8,000,000.0											$ 8,000,000.0					$ 8,000,000.0
Management Agreement [Member] | Forecast [Member]
Monthly management fee equivalent percentage of adjusted net revenues			3.00%																								4.00%
Minimum expected monthly management fee			$ 30,000																								$ 35,000
Percentage of incentive fee Target 1			1.00%																								1.00%
Incentive fee Target 1			$ 105,000																								$ 105,000
Percentage of incentive fee Target 2			15.00%																								13.00%
Incentive fee Target 2			$ 125,000																								$ 125,000
GABON
Operating lease non payment of rent amount																															$ 2,700,000
Third Party Operators [Member]
Number of sublease agreements executed, owned by company | Facility																															12
Lessee [Member]
Weighted average remaining lease term																															5 years 9 months 18 days
Lease Ending Twenty Twenty Seven [Member]
Number of SNFs under non-cancelable operating leases | Facility																															8
Lease Ending Twenty Twenty Seven [Member] | GABON
Number of facilities subleased | Facility																															8
Lease Ending Twenty Twenty Seven [Member] | GEORGIA
Number of facilities subleased | Facility																				8		8					8		8
Foster Prime Lease [Member]
Operating lease, escalation percentage, renewal term, percentage																																								2.00%
Percentage on annual minimum lease payments																															90.00%
Covington Forbearance Agreement [Member]
Operating lease, escalation percentage, renewal term, percentage																102.00%
Percentage on annual minimum lease payments																															9.00%
Decrease in base rent								$ 800,000
Relief from outstanding lease amounts								$ 500,000
Portions of rent due																															Covington will release and forever quit claim specified portions of the Rent Due as follows: one-third at the end of year three of the new sublease, one-third at the end of year four of the new sublease, and one-third at the end of year five of the new sublease. During December 2021, the Company recognized approximately $0.1 million as a reduction of “Facility rent expense” on our consolidated statements of operations from the first one-third of the specified portion of the Rent Due
Reduction in facility rent expense																															$ 100,000
Leased And Subleased Facilities [Member]
Weighted average remaining lease term																															5 years 2 months 12 days
P S Sublease [Member] | Powder Springs Facility [Member]
Lessor, operating lease, description																															The PS Sublease will expire on August 1, 2027, subject to two five-year optional extensions.
Lease expiration date																			Aug. 31, 2027												Aug. 01, 2027
Lessor, operating lease, number of optional extensions																															two
Lessor, operating lease, lease payment, terms and conditions																															For the first six months, the base rent under the PS Sublease equated to the adjusted earnings before interest, tax, depreciation, amortization, and rent (“EBITDAR”) as defined in the PS Sublease, of PS Operator, to the extent derived from the Powder Springs Facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR (as defined in the PS Sublease); however, beginning with month thirteen, the base rent may not exceed $150,000 per month. Beginning with month twenty-five, the base rent will be $140,000 per month.
Base rent equivalent percentage of adjusted EBITDAR for months seven through twenty-four				80.00%
Maximum expected base rent per month beginning with month thirteen				$ 150,000
Expected base rent per month beginning with month twenty-five				140,000
Maximum adjusted EBITDAR for counterparty to not pay any base rent				0																											$ 100,000
Conditional reimbursement of base rent to counterparty, maximum adjusted EBITDAR				$ 0
Variable rent																															1,400,000
Straight-line rent per month																															$ 1,200,000
Wellington Lease Amendment [Member]
Lease expiration date																			Aug. 31, 2027
Number of facilities | Facility																			2															1
Wellington Lease Termination [Member]
Number of facilities subleased | Facility				2
Transition date																						Jan. 01, 2021				Jan. 01, 2021					Jan. 01, 2021
Bed taxes				$ 1,700,000																					1,700,000						$ 1,700,000
Estimated allowance of rent receivable																																1,400,000
Rent receivable																																$ 2,700,000
Estimated allowance on debt recovery																															200,000
Rent collected																									3,300,000						3,400,000
Insurance refund																									200,000						200,000
Bed taxes paid																									1,000,000.0						1,000,000.0
Collection expenses paid																									$ 100,000						100,000
Rent arrears																						$ 1,300,000									1,100,000
Rent arrears already collected																						$ 1,600,000									$ 1,600,000
Percentage of anticipated annual revenue																															23.00%	23.00%
Wellington Lease Termination [Member] | GEORGIA
Number of facilities subleased | Facility																					2	2				2	2
Wellington Lease Termination [Member] | Powder Springs Facility [Member]
Number of beds in SNF				208																	208	208				208	208
Wellington Lease Termination [Member] | Empire Care Centers L L C [Member] | GEORGIA
Number of beds in SNF | Bed																					134	134				134	134
Beacon Health Management Limited Liability Company [Member]
Number of SNFs under non-cancelable operating leases | Facility												1
Number of sublease agreements executed, owned by company | Facility												4
Lessor, operating lease, description																On August 1, 2015, the Company entered into a lease inducement fee agreement with certain affiliates (collectively, the “Beacon Affiliates”) of Beacon Health Management, LLC (“Beacon”), pursuant to which the Company paid a fee of $0.6 million as a lease inducement for certain Beacon Affiliates to enter into sublease agreements and to commence such subleases and transfer operations thereunder (the “Beacon Lease Inducement”).
Lease inducement fee paid																$ 600,000
Lease inducement receivable outstanding																																							$ 500,000
Number of sublease agreements executed | Facility												5
Lease agreement expiration year												2025
Termination fee											$ 675,000
Termination fee, installment amount									$ 37,500
Lease inducement									500,000
Rent arrears									2,500,000
Other receivables									$ 600,000
Provision for doubtful accounts																																	$ 300,000
Covington Care Center [Member]
Lease expiration date																															Nov. 30, 2028
Number of beds in SNF | Bed										94
Covington Care Center [Member] | Minimum [Member]
Straight-line rent receivable																																$ 500,000	400,000
Eaglewood ALF [Member]
Lease expiration date																															Nov. 30, 2028
Number of beds in SNF | Bed										80
Eaglewood ALF [Member] | Minimum [Member]
Straight-line rent receivable																																600,000	500,000
Eaglewood Care Center [Member]
Lease expiration date																															Nov. 30, 2028
Number of beds in SNF | Bed										99
Eaglewood Care Center [Member] | Minimum [Member]
Straight-line rent receivable																																	400,000
Hearth and Care of Greenfield [Member]
Lease expiration date																															Nov. 30, 2023
Number of beds in SNF | Bed										50
Lease initial term										5 years
Operating lease, minimum annual rent escalation percentage										1.00%
Hearth and Care of Greenfield [Member] | Minimum [Member]
Straight-line rent receivable																																	200,000
The Pavilion Care Center [Member]
Lease expiration date																															Nov. 30, 2028
Number of beds in SNF | Bed										50
The Pavilion Care Center [Member] | Minimum [Member]
Straight-line rent receivable																																	$ 200,000
Symmetry Health Care [Member]
Lease agreement expiration year																															2030
Annualized rent concession granted							$ 600,000
Monthly rent payments							100,000
Allowance for outstanding balance of payment plan receivables																																400,000
Symmetry Health Care [Member] | Mountain Trace Facility [Member]
Number of beds in SNF | Bed																																						106
Rent arrear waived off							$ 200,000
Symmetry Health Care [Member] | Sumter Facility [Member]
Number of beds in SNF | Bed																																						96
Symmetry Health Care [Member] | Georgetown Facility [Member]
Number of beds in SNF | Bed																																						84
Vero Health Lease [Member]
Lease initial term						10 years
Lease start date						Mar. 01, 2019
Rent per year						$ 500,000
Operating lease, escalation percentage, initial term, percentage						2.50%
Peach Health Care [Member] | Peach Health Sublessee [Member]
Number of installments remain | Installment																															44
Peach Health Care [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Number of facilities | Facility																															3
Loans receivable					$ 1,000,000.0
LOC fixed interest rate					13.50%
Increase (decrease) in interest rate					1.00%
Term of note													1 year
Long-term debt current															$ 2,500,000																						$ 1,750,000
Peach Health Care [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Peach Health Sublessee [Member]
LOC fixed interest rate					8.00%										13.50%																					16.50%
Increase (decrease) in interest rate															1.00%
Short-term debt															$ 800,000
Maximum period obligations under guaranty ceases															4 years
Long-term LOC					$ 500,000																										$ 360,000	440,000				$ 1,300,000
Proceeds from line of credit					450,000
Non-cash settlement of bed taxes					$ 350,000
Description of debt instrument, payment terms																															The remaining balance under the Peach Line shall be paid by the Peach Health Sublessee to the Company in 60 equal monthly installments. As of December 31, 2021, in accordance with the Peach Line terms, 44 such installments remain.
Debt instrument, frequency of periodic payment					60 equal monthly installments
Long-Term Line of Credit, Noncurrent																																$ 100,000
Peach Health Care [Member] | Oceanside Facility [Member]
Number of beds in SNF | Bed																															85
Peach Health Care [Member] | Savannah Beach Facility [Member]
Number of beds in SNF | Bed																															50
Peach Health Care [Member] | Jefferson Facility [Member]
Number of beds in SNF | Bed																															131
Meadowood [Member]
Lease expiration date	[1]																														Mar. 31, 2022
Percentage of anticipated annual revenue														3.00%
Number of consent agreements | Agreement																																			2
Base rent														$ 37,500
Operating lease, annual rent escalator percentage, initial term														2.00%
Operating lease, annual rent escalator percentage, renewal term														2.50%
Meadowood [Member] | Minimum [Member]
Cash outflow limit upon condition														$ 500,000
Leased Facilities [Member]
Weighted average remaining lease term																				5 years 1 month 6 days	5 years 1 month 6 days	4 years 3 months 18 days				5 years 1 month 6 days	4 years 3 months 18 days		5 years 1 month 6 days
CRM [Member] | Meadowood [Member]
Lease initial term														13 years
Number of consent agreements | Agreement																																			2
Cavalier [Member] | Management Agreement [Member] | Meadowood [Member]
Management fee		$ 12,000
Start-up fee		12,000
Commencement date of management agreement																						Apr. 15, 2022				Apr. 15, 2022
Terms of management agreement																						two years				two years
Notice of termination, term																						at least 90 days prior to the termination date				at least 90 days prior to the termination date
Incentive fee, percentage of purchase price																						1.00%				1.00%
Cavalier [Member] | Management Agreement [Member] | Meadowood [Member] | Subsequent Event [Member]
Management fee		12,000
Start-up fee		$ 12,000
Beacon Sublease Termination [Member]
Transition date																										May 01, 2022
C Ross Sublease Termination [Member]
Transition date																										May 01, 2022

[1]	On December 14, 2021, CRM and the ADPH entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadowood Facility after April 1, 2022. The Company must either find a replacement tenant, operate the facility, or discharge all the residents on or before June 1, 2022.